UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Loomis Sayles Small-Cap Value Portfolio

Equity markets were under severe pressure during 2008, capping off one of the worst years for stocks in decades. The challenges the market faced have been well documented: the bursting of the housing bubble, the subsequent credit crisis and dislocations in capital markets, high profile corporate bankruptcies, fiscal and monetary policy changes of epic proportions and finally a global economic recession which may persist for some time. Within that context, virtually all capital markets declined throughout the year, including domestic equities and small-cap stocks.

The Maxim Loomis Sayles Small-Cap Value Portfolio outperformed its Benchmark, the Russell 2000 Index in 2008. While absolute returns were disappointing, the Portfolio posted competitive relative performance for the period as we continued to practice the long-standing strategies that have delivered attractive long-term returns at a reasonable level of risk. Our emphasis on value stocks during the year was of particular benefit, as declines in the small-cap value segment of the market compared favorably to a more severe drop in small-cap growth stocks. Stock selection trends were mixed, with strong relative performance in consumer discretionary and weak absolute and relative performance in energy. Positive stock selection within the consumer discretionary sector was driven by our focus on less economically-sensitive business services and media companies, which held up reasonably well versus other consumer categories such as retail, apparel and restaurants. In energy, the key to solid performance in 2008 was correctly calling the direction of underlying commodity prices. These commodity- and macroeconomic-based calls do not generally play to our strength, which traditionally has been in bottom-up stock picking.

Portfolio activity during the calendar year was slightly above the recent trend as fundamental changes in the economy and the markets dictated an accelerated shift away from the late cycle industrial and materials stocks toward more economic resilient holdings. The best performing stocks came from a variety of sectors, and each was driven by a company specific factor that resulted in positive performance despite the broadly lower market. Leading stocks included Endo Pharmaceuticals Holdings Inc., Granite Construction Inc., and Dollar Tree Inc. Detractors from performance included Wright Express Corp., CommScope Inc., and Solutia Inc.

In these volatile markets—with fundamental challenges throughout the global economy—the importance of a steady, time-tested investment strategy has never been greater. Our focus remains on fundamentally sound, small companies with valuations that do not reflect fair value of the enterprise. In selecting stocks for the Portfolio, we look for companies with strong market niches, solid cash flow, balance sheet support, attractive valuations and a catalyst for improvement. Although news on the economy will likely remain difficult for some period, stock prices are a discounting mechanism, and at some point we believe that they will begin to anticipate the eventual restoration of stability in the capital markets and a resumption of economic growth. Until then, we will rely on our strategy to guide us through, and we look forward to better markets ahead.

MAXIM LOOMIS SAYLES	RUSSELL
SMALL-CAP VALUE	2000
BALANCE	BALANCE

	10,000.00	10,000.00
1999	9,957.00	12,126.00
2000	12,320.79	11,759.79
2001	14,090.06	12,052.61
2002	12,048.41	9,584.24
2003	16,178.60	14,112.79
2004	19,763.78	16,699.67
2005	20,965.42	17,459.50
2006	24,743.39	20,666.81
2007	25,537.65	20,342.34
2008	17,202.16	13,468.66

Maxim Loomis Sayles Small-Cap Value Portfolio

Total Return –

One Year:	-32.64%
Five Year:	1.23%
Ten Year:	5.57%

Portfolio Inception:	11/01/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Small-Cap Value Portfolio, made at its inception, with the performance of the Russell 2000 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Loomis Sayles Small-Cap Value Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Loomis Sayles Small-Cap Value Portfolio of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (including $74,216 of securities on loan) (1)	$200,078,776
Cash	3,706,115
Dividends receivable	247,088
Subscriptions receivable	301,286
Receivable for investments sold	942,827

Total assets	205,276,092

LIABILITIES:
Due to investment adviser	200,529
Payable upon return of securities loaned	186,047
Redemptions payable	744,384
Payable for investments purchased	58,791

Total liabilities	1,189,751

NET ASSETS	$204,086,341

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,569,602
Additional paid-in capital	267,717,964
Net unrealized depreciation on investments	(32,836,965)
Accumulated net realized loss on investments	(32,364,260)

NET ASSETS	$204,086,341

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$13.00

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	15,696,023

(1) Cost of investments in securities:	$232,915,741

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$155,087
Income from securities lending	60,061
Dividends	3,228,668

Total income	3,443,816

EXPENSES:
Audit fees	15,969
Bank and custodial fees	23,553
Investment administration	117,257
Management fees	2,467,987
Other expenses	53,291

Total expenses	2,678,057

Less amount reimbursed by investment adviser	8,325

Net expenses	2,669,732

NET INVESTMENT INCOME	774,084

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(32,483,681)
Change in net unrealized depreciation on investments	(57,409,431)
Net increase from payment by affiliate	239,344

Net realized and unrealized loss on investments	(89,653,768)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(88,879,684)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$774,084	$330,617
Net realized gain (loss) on investments	(32,483,681)	28,688,972
Change in net unrealized appreciation (depreciation) on investments	(57,409,431)	(20,129,237)
Net increase from payment by affiliate	239,344

Net increase (decrease) in net assets resulting from operations	(88,879,684)	8,890,352

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(543,826)	(247,530)
From net realized gains	(2,558,243)	(31,346,388)

Total distributions	(3,102,069)	(31,593,918)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	124,356,160	139,531,840
Reinvestment of distributions	3,102,069	31,593,918
Redemptions of shares	(112,399,460)	(132,443,239)

Net increase in net assets resulting from share transactions	15,058,769	38,682,519

Total increase (decrease) in net assets	(76,922,984)	15,978,953

NET ASSETS:
Beginning of period	281,009,325	265,030,372

End of period	$204,086,341	$281,009,325

OTHER INFORMATION:

SHARES:
Sold	7,966,174	6,273,879
Issued in reinvestment of distributions	175,082	1,606,245
Redeemed	(6,830,459)	(5,950,830)

Net increase	1,310,797	1,929,294

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$19.53	$21.28	$20.06	$20.79	$18.81

Income from Investment Operations

Net investment income	0.04	0.02	0.11	0.08	0.03
Net realized and unrealized gain (loss)	(6.35)	0.64	3.46	1.17	4.09

Total Income (Loss) From Investment Operations	(6.31)	0.66	3.57	1.25	4.12

Less Distributions

From net investment income	(0.04)	(0.02)	(0.11)	(0.08)	(0.03)
From net realized gains	(0.18)	(2.39)	(2.24)	(1.90)	(2.11)

Total Distributions	(0.22)	(2.41)	(2.35)	(1.98)	(2.14)

Net Asset Value, End of Period	$13.00	$19.53	$21.28	$20.06	$20.79

Total Return ±	(32.64%)	3.21%	18.02%	6.08%	22.16%

Net Assets, End of Period ($000)	$204,086	$281,009	$265,030	$187,357	$165,900

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.09%	1.07%	1.09%	1.09%	1.09%
- After Reimbursement #	1.08%	1.07%	1.09%	1.09%	1.09%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	0.31%	0.12%	0.59%	0.43%	0.23%
- After Reimbursement #	0.31%	0.12%	0.59%	0.43%	0.23%

Portfolio Turnover Rate	66.94%	57.99%	60.84%	62.49%	64.38%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, 100% of the Portfolio’s investments were valued using Level 1 inputs. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser is required by contract to pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Payment by affiliate amount shown in the Statement of Operations represents a payment received by the Maxim Loomis Sayles Small-Cap Value Portfolio from the advisor. The Portfolio was reimbursed in the amount of $239,344 losses resulting from an investment transaction error.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $180,621,512 and $162,080,169, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $234,031,968. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,818,006 and gross depreciation of securities in which there was an excess of tax cost over value of $46,771,198 resulting in net depreciation of $33,953,192.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is used primarily to invest in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, and remaining collateral is included in “Cash”, while the corresponding liability appears as “Payable upon return of securities loaned.” As of December 31, 2008 the Portfolio had securities on loan valued at $74,216 and received collateral of $186,047 for such loan of which $186,001 was invested in a money market instrument. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary income	$690,764	$4,990,015
Long-term capital gain	2,411,305	26,603,903

	$3,102,069	$31,593,918

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0

Net accumulated earnings	0

Net unrealized depreciation on investments	(33,953,192)
Capital loss carryforwards	(23,253,588)
Post-October losses	(7,994,445)

Tax composition of capital	$(65,201,225)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $21,398 from paid-in capital to undistributed net investment income and $251,656 from undistributed net investment income to accumulated net realized loss on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2008, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $23,253,588, which expires in the year 2016.

The Portfolio had current year post-October losses of $7,994,445.

7.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2008, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 1.99%
44,029	Ducommun Inc	735,003
29,574	Moog Inc *	1,081,521
48,744	Teledyne Technologies Inc *	2,171,545
		$3,988,069

AIR FREIGHT — 0.57%
59,990	Atlas Air Worldwide Holdings Inc *	1,133,811
		$1,133,811

AUTO PARTS & EQUIPMENT — 0.44%
100,534	Gentex Corp	887,715
		$887,715

BANKS — 9.32%
77,087	Bank of the Ozarks Inc	2,284,859
51,948	Comerica Inc	1,031,168
108,780	CVB Financial Corp	1,294,482
79,046.9	First Horizon National Corp	835,526
57,841	Glacier Bancorp Inc	1,100,136
42,895	Hancock Holding Co	1,950,007
39,097	Iberiabank Corp	1,876,656
50,479	Old National Bancorp	916,699
34,014	Pennsylvania Commerce Bancorp Inc *	906,813
70,446	Prosperity Bancshares Inc	2,084,497
71,432	Signature Bank *	2,049,384
228,033	Sterling Bancshares Inc	1,386,440
35,624	SVB Financial Group *	934,417
		$18,651,084

BIOTECHNOLOGY — 0.40%
57,078	PerkinElmer Inc	793,955
		$793,955

BUILDING MATERIALS — 0.83%
55,871	Armstrong World Industries Inc	1,207,931
24,270	Eagle Materials Inc	446,811
		$1,654,742

CHEMICALS — 1.61%
24,156	Koppers Holdings Inc	522,253
53,244	LSB Industries Inc *	442,990
10,679	Minerals Technologies Inc	436,771
76,761	Solutia Inc *	345,425
75,898	Zep Inc	1,465,590
		$3,213,029

COMMUNICATIONS - EQUIPMENT — 2.36%
110,863	ADC Telecommunications Inc *	606,421
71,601	ADTRAN Inc	1,065,423
43,076	Anaren Inc *	514,758
63,126	CommScope Inc *	980,978
116,495	Tekelec *	1,554,043
		$4,721,623

COMPUTER HARDWARE & SYSTEMS — 0.96%
58,049	NCR Corp *	820,813
74,395	Teradata Corp *	1,103,278
		$1,924,091

COMPUTER SOFTWARE & SERVICES — 3.76%
63,857	Alloy Inc *	270,115
50,127	Informatica Corp *	688,244
131,224	Mentor Graphics Corp *	678,428
117,985	Perot Systems Corp Class A *	1,612,855
69,915	Progress Software Corp *	1,346,563
82,286	Quest Software Inc *	1,035,981
43,674	Sybase Inc *	1,081,805
133,273	United Online Inc	808,967
		$7,522,958

CONGLOMERATES — 0.99%
39,751	Teleflex Inc	1,991,525
		$1,991,525

CONTAINERS — 1.16%
81,557	Myers Industries Inc	652,456
48,649	Rock-Tenn Co Class A	1,662,823
		$2,315,279

COSMETICS & PERSONAL CARE — 1.12%
91,532	Alberto-Culver Co	2,243,449
		$2,243,449

DISTRIBUTORS — 0.17%
15,852	Core-Mark Holding Co Inc *	341,135
		$341,135

ELECTRIC COMPANIES — 3.38%
57,992	ALLETE Inc	1,871,402
37,428	ITC Holdings Corp	1,634,855
49,012	NorthWestern Corp	1,150,312
107,843	Portland General Electric Co	2,099,703
		$6,756,272

ELECTRONIC INSTRUMENTS & EQUIPMENT — 2.66%
34,388	Amphenol Corp	824,624
13,733	Badger Meter Inc †	398,532

57,384	Daktronics Inc	537,114
21,780	II-VI Inc *	415,780
18,679	LaBarge Inc *	268,044
82,275	Littelfuse Inc *	1,365,765
34,850	Polypore International Inc *	263,466
41,578	ScanSource Inc *	801,208
129,106	Vishay Intertechnology Inc *	441,542
		$5,316,075

ELECTRONICS - SEMICONDUCTOR — 1.88%
58,506	Cohu Inc	710,848
159,777	ON Semiconductor Corp *	543,242
48,984	Semtech Corp *	552,050
200,285	TriQuint Semiconductor Inc *	688,980
131,376	Verigy Ltd *	1,263,837
		$3,758,957

ENGINEERING & CONSTRUCTION — 0.80%
16,963	Granite Construction Inc	745,185
85,769	MYR Group Inc *	857,690
		$1,602,875

FINANCIAL SERVICES — 1.09%
41,010	JMP Group Inc	227,606
153,403	PHH Corp *	1,952,820
		$2,180,426

FOOD & BEVERAGES — 3.77%
48,286	Flowers Foods Inc	1,176,247
51,137	J&J Snack Foods Corp	1,834,796
24,959	JM Smucker Co	1,082,222
27,704	Ralcorp Holdings Inc *	1,617,914
78,537	Spartan Stores Inc	1,825,985
		$7,537,164

GOLD, METALS & MINING — 0.46%
46,389	Reliance Steel & Aluminum Co	924,997
		$924,997

HEALTH CARE RELATED — 2.71%
25,809	Amedisys Inc *	1,066,944
35,584	Corvel Corp *	782,136
52,485	Healthspring Inc *	1,048,126
27,892	MWI Veterinary Supply Inc *	751,968
27,541	Pediatrix Medical Group Inc *	873,050
107,569	Skilled Healthcare Group Inc *	907,882
		$5,430,106

HOUSEHOLD GOODS — 0.82%
29,225	Church & Dwight Co Inc	1,640,107
		$1,640,107

INSURANCE RELATED — 9.45%
27,819	American Physicians Capital Inc	1,338,094
47,950	Aspen Insurance Holdings Ltd	1,162,788

38,194	Employers Holdings Inc	630,201
55,252	Fidelity National Title Group Inc	980,723
34,210	Hanover Insurance Group Inc	1,470,004
77,203	HCC Insurance Holdings Inc	2,065,180
3,160	Markel Corp *	944,840
29,644	Navigators Group Inc *	1,627,752
19,519	PartnerRe Ltd	1,391,119
19,548	ProAssurance Corp *	1,031,743
74,741	Protective Life Corp	1,072,533
28,189	Reinsurance Group of America Inc	1,207,053
35,977	RLI Corp	2,200,353
30,321	WR Berkley Corp	939,951
26,743	Zenith National Insurance Corp	844,277
		$18,906,611

INVESTMENT BANK/BROKERAGE FIRM — 1.81%
47,890	Investment Technology Group Inc *	1,088,061
55,121	Stifel Financial Corp *	2,527,298
		$3,615,359

LEISURE & ENTERTAINMENT — 1.07%
76,582	Dover Downs Gaming & Entertainment Inc	243,531
52,864	Penn National Gaming Inc *	1,130,232
43,602	Steinway Musical Instruments Inc *	763,471
		$2,137,234

MACHINERY — 2.30%
55,441	Actuant Corp Class A	1,054,488
89,413	Altra Holdings Inc *	707,257
20,915	CLARCOR Inc	693,960
79,426	Intevac Inc *	402,690
122,554	John Bean Technologies Corp	1,001,266
18,695	Wabtec Corp	743,126
		$4,602,787

MEDICAL PRODUCTS — 1.81%
48,389	Hill-Rom Holdings Inc	796,483
66,264	Medical Action Industries Inc *	662,640
57,129	West Pharmaceutical Services Inc	2,157,762
		$3,616,885

MISCELLANEOUS — 0.70%
66,013	McGrath Rentcorp	1,410,038
		$1,410,038

OIL & GAS — 2.46%
45,758	Hornbeck Offshore Services Inc *	747,686
89,660	Mariner Energy Inc *	914,532
5,664	Newpark Resources Inc *	22,176
40,280	Oceaneering International Inc *	1,173,759
56,068	Penn Virginia Corp	1,456,647
29,620	St Mary Land & Exploration Co	601,582
		$4,916,382

PAPER & FOREST PRODUCTS — 0.18%
43,203	Clearwater Paper Corp *	362,473
		$362,473

PERSONAL LOANS — 0.89%
118,011	Dollar Financial Corp *	1,215,513
28,923	World Acceptance Corp *	571,519
		$1,787,032

PHARMACEUTICALS — 2.76%
81,114	Endo Pharmaceuticals Holdings Inc *	2,099,230
116,221	Obagi Medical Products Inc *	867,009
79,200	Perrigo Co	2,558,952
		$5,525,191

POLLUTION CONTROL — 2.85%
99,197	ABM Industries Inc	1,889,703
53,322	American Ecology Corp	1,078,704
86,966	Waste Connections Inc *	2,745,516
		$5,713,923

PRINTING & PUBLISHING — 2.77%
98,292	Interactive Data Corp	2,423,881
87,632	John Wiley & Sons Inc Class A	3,117,946
		$5,541,827

RAILROADS — 0.64%
42,036	Genesee & Wyoming Inc *	1,282,098
		$1,282,098

REAL ESTATE — 4.90%
60,154	American Campus Communities Inc REIT	1,231,954
170,688	Capstead Mortgage Corp REIT	1,838,310
44,339	Digital Realty Trust Inc REIT	1,456,536
114,508	Forestar Group Inc *	1,090,116
56,395	Health Care Inc REIT	2,379,869
69,393	Potlatch Corp REIT	1,804,912
		$9,801,697

RESTAURANTS — 0.47%
46,129	Bob Evans Farms Inc	942,415
		$942,415

RETAIL — 3.76%
47,570	Dollar Tree Inc *	1,988,426
42,191	Genesco Inc *	713,872
187,997	HSN Inc *	1,366,738
50,954	Jo-Ann Stores Inc *	789,277
80,176	RadioShack Corp	957,301
299,330	Sally Beauty Co Inc *	1,703,188
		$7,518,802

SAVINGS & LOANS — 1.22%
121,746	Beneficial Mutual Bancorp Inc *	1,369,643
103,442	Westfield Financial Inc	1,067,521
		$2,437,164

SPECIALIZED SERVICES — 9.41%
31,609	Alliance Data Systems Corp *	1,470,767
39,414	Brink’s Home Security Holdings Inc	1,059,448
166,734	Broadridge Financial Solutions Inc	2,090,844
33,319	Duff & Phelps Corp *	637,059
94,657	Geo Group Inc *	1,706,666
85,168	Hillenbrand Inc	1,420,602
66,673	Lender Processing Services Inc	1,963,520
250,806	Rollins Inc	4,534,572
150,215	Standard Parking Corp *	2,905,158
81,804	Wright Express Corp *	1,030,730
		$18,819,366

TEXTILES — 2.14%
98,459	Carter’s Inc *	1,896,320
69,853	FGX International Holdings Ltd *	959,780
51,385	Fossil Inc *	858,130
44,645	Hanesbrands Inc *	569,224
		$4,283,454

TRANSPORTATION — 1.14%
43,885	Hub Group Inc *	1,164,269
28,806	Ryder System Inc	1,117,097
		$2,281,366

UNIT INVESTMENT TRUST — 0.41%
16,800	iShares Russell 2000 Value Index Fund	826,056
		$826,056

UTILITIES — 2.41%
35,208	ONEOK Inc	1,025,257
155,502	UGI Corp	3,797,359
		$4,822,616

WATER — 1.11%
31,026	American States Water Co	1,023,237
69,026	Middlesex Water Co	1,189,318
		$2,212,555

TOTAL COMMON STOCK — 99.91% (Cost $232,729,740)		$199,892,775

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

186,001	Bank of America LLC	186,001
	Repurchase Agreement 0.100%, January 2, 2009

TOTAL SECURITIES LENDING COLLATERAL — 0.09% (Cost $186,001)		$186,001

TOTAL MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO — 100% (Cost $232,915,741)		$200,078,776

Legend

*	Non-income Producing Security

†	A portion or all of the security is on loan at December 31, 2008.

REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Loomis Sayles Small-Cap Value Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	4,721,623	2.36%
Consumer Products & Services	48,864,689	24.42%
Financial Services	57,379,373	28.68%
Health Care Related	15,366,137	7.68%
Industrial Products & Services	24,644,462	12.32%
Natural Resources	6,203,852	3.10%
Short Term Investments	186,001	0.09%
Technology	22,510,150	11.25%
Transportation	5,584,990	2.79%
Unit Investment Trust	826,056	0.41%
Utilities	13,791,443	6.90%
	$200,078,776	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Small-Cap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 748.69	$ 4.75

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,019.71	$ 5.48

*Expenses are equal to the Portfolio's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009